Research and development costs	12 Months Ended
Dec. 31, 2020
Research and development costs
Research and Development Costs

12. Research and development costs

Research and development costs amount to € 38,135,000 for the year ended December 31, 2020 (2019: € 46,491,000)  and are comprised of allocated employee costs including share-based payments, the costs of materials and laboratory consumables, outsourced activities, license and intellectual property costs and other allocated costs.